The JPM Advisor Funds
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


March 11, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The JPM Advisor Funds (File no. 33-84798) (the "Registrant"); Prospectus dated March 1, 1996 for The JPM Advisor U.S. Fixed Income Fund (the "Fund"), a series of shares of the Registrant; Statement of Additional Information dated March 1, 1996 for all series of shares of the Registrant.
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information and prospectus that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 3 to the Registrant's registration statement on Form N-1A (File no. 33-84798) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement and was filed electronically on March 1, 1996.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


THE JPM ADVISOR FUNDS

By:  /s/ Andres E. Saldana
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     Andres E. Saldana
     Assistant Secretary